Federated Hermes Sustainable High Yield Bond Fund, Inc.
CLASS A SHARES (TICKER FHIIX)
CLASS C SHARES (TICKER FHICX)
INSTITUTIONAL SHARES (TICKER FHISX)
CLASS R6 SHARES (TICKER FHBRX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 31, 2026
Mark E. Durbiano will retire on January 4, 2027. Therefore, effective December 31, 2026, Mr. Durbiano will no longer serve as a portfolio manager of the Federated Hermes Sustainable High Yield Bond Fund, Inc. (the “Fund”). Accordingly, effective December 31, 2026, please remove all references to Mr. Durbiano from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
The other members of the portfolio management team will continue to manage the Fund.
June 22, 2026

federated Hermes sustainable high yield bond fund,inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457265 (6/26)
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